Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
SCHEDULE II – Valuation and Qualifying Accounts

		Additions
(in thousands)	Balance at beginning of year	Charge to costs and expense	Other (1)	Deductions	Balance at end of Year
Allowance for doubtful accounts - 2013	$1,363	$2,149	$—	$1,447	$2,065
Allowance for doubtful accounts - 2014	$2,065	$3,431	$494	$2,234	$3,756
Allowance for doubtful accounts - 2015	$3,756	$3,165	$15	$3,489	$3,447

Valuation allowance for deferred tax assets - 2013	$1,350	$—	$—	$2	$1,348
Valuation allowance for deferred tax assets - 2014	$1,348	$1,180	$248	$—	$2,776
Valuation allowance for deferred tax assets - 2015	$2,776	$1	$—	$1,469	$1,308

(1)	Represents opening allowance balances related to current year acquisitions, and the ending allowance for FOX, which was deducted as a result of the deconsolidation of the FOX subsidiary during 2014 .